Supplement dated January 17, 2007
                            to John Hancock Funds III
            Class A, Class B, Class C, Class I, Class NAV, Class R1,
                           Class 1 and Class 3 Shares
                       Statement of Additional Information
                               dated June 12, 2006

The following supplements and supersedes any contrary information in the sections in the Statement of Additional Information under the headings "THOSE RESPONSIBLE FOR MANAGEMENT", "Compensation of Trustees and Officers" and "Trustee Ownership of Shares of the Funds":

THOSE RESPONSIBLE FOR MANAGEMENT

The business of John Hancock Funds III ("JHF III"), an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of JHF III (as defined by the 1940
Act) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of JHF III and who execute policies formulated by the Trustees. Several of the officers and Trustees of JHF III are also officers or Directors of the John Hancock Investment Management Services, LLC (the "Adviser"), or officers and Directors of the principal distributor to JHF III, John Hancock Funds, LLC (the "Distributor").

Independent Trustees:

                                                                                                           Number of
                                                                                                            Funds in
                                                                                                              Fund
                                                                                                            Complex
Name, Address and             Principal Occupation(s) and other                         Year of           Overseen by
Year of Birth                 Directorships during the Past Five Years                  Election (1)        Trustee
-----------------             -------------------------------------------------------   ------------      -----------
James F. Carlin               Director and Treasurer, Alpha Analytical Inc. (chemical   2006              53
601 Congress Street           analysis) (since 1985); Part Owner and Treasurer,
Boston, MA  02210             Lawrence Carlin Insurance Agency, Inc. (since 1995);
(1940)                        Part Owner and Vice President, Mone Lawrence Carlin
                              Insurance Agency, Inc. (since 1996); Chairman and CEO,
                              Carlin Consolidated, Inc. (management/investments)
                              (since 1987);  Trustee, Massachusetts Health and
                              Education Tax Exempt Trust (since 1993); Director of
                              the following: Trustee of John Hancock Funds (since
                              2005).

Richard P. Chapman, Jr.       President and Chief Executive Officer, Brookline          2006              53
601 Congress Street           Bancorp, Inc. (lending) (since 1972); and Director,
Boston, MA  02210             Northeast Retirement Services, Inc. (retirement
(1935)                        administration) (since 1998). Chairman, Northeastern
                              University Board of Trustees (since 2004); Trustee of
                              John Hancock Funds (since 2005).

William H. Cunningham         Former Chancellor, University of Texas System and         2005              143
601 Congress Street           former President of the University of Texas, Austin,
Boston, MA  02210             Texas; Chairman and CEO, IBT Technologies (until 2001);
(1944)                        Director of the following:  John Hancock Funds (since
                              2005), John Hancock Funds III (since 2005), Hire.com
                              (until 2004) and STC Broadcasting, Inc., Symtx, Inc.
                              (electronic manufacturing) (since 2001), Adorno/Rogers
                              Technology, Inc. (until 2004), Pinnacle Foods
                              Corporation (until 2003), rateGenius (until 2003),
                              Jefferson-Pilot Corporation (diversified life insurance
                              company) (until 2006),  Southwest Airlines, Introgen,
                              and Viasystems Group, Inc. (electronic manufacturer
                              (until 2003); Advisory Director, Q Investments (until
                              2003);  Advisory Director, J.P. Morgan -Chase Bank
                              (formerly Texas Commerce Bank - Austin), LIN Television
                              (since 2002), WilTel Communications (until 2003) and
                              Hayes Lemmerz International, Inc. (diversified
                              automotive parts supply company) (since 2003).

Ronald R. Dion                Chairman and Chief Executive Officer, R. M. Bradley &     2006              53
601 Congress Street           Co., Inc.; Chairman and Trustee of John Hancock Funds
Boston, MA  02210             (since 2005); Director, The New England Council and
(1946)                        Massachusetts Roundtable;  Director, Boston Stock
                              Exchange; Trustee, North Shore Medical Center;
                              Director, BJ's Wholesale Club, Inc. and a corporator of
                              the Eastern Bank; Trustee, Emmanuel College; Director,
                              Boston Municipal Research Bureau; Member of the
                              Advisory Board, Carroll Graduate School of Management
                              at Boston College.

Charles L. Ladner             Chairman and Trustee, Dunwoody Village, Inc.              2005              143
601 Congress Street           (retirement services) (until 2003); Senior Vice
Boston, MA  02210             President and Chief Financial Officer, UGI Corporation
(1938)                        (public utility holding company) (retired 1998); Vice
                              President and Director for AmeriGas, Inc. (retired
                              1998); Director, Parks and History Association (until
                              2007); Chairman (2004-2005) and Trustee (since 2005) of
                              John Hancock Funds.

John A. Moore                 Senior Scientist, Sciences International (health          2006              53
601 Congress Street           research) (until 2003); Principal, Hollyhouse
Boston, MA  02210             (consulting) (since 2000); Director, CIIT (nonprofit
(1939)                        research) (since 2002); Trustee of John Hancock Funds
                              (since 1996).

Patti McGill Peterson         Executive Director, Council for International Exchange    2006              53
601 Congress Street           of Scholars and Vice President, Institute of
Boston, MA  02210             International Education (since 1998); Former President
(1943)                        of Wells College and St. Lawrence University; Director,
                              Niagara Mohawk Power Corporation (until 2003);
                              Director, Ford Foundation, International Fellowships
                              Program (since 2002); Director, Lois Roth Endowment
                              (since 2002); Director, Council for International
                              Exchange (since 2003); Trustee of John Hancock Funds
                              (since 2005).


Steven R. Pruchansky          Chairman and Chief Executive Officer, Greenscapes of      2006              53
601 Congress Street           Southwest Florida, Inc. (since 2000); Managing
Boston, MA  02210             Director, JonJames, LLC (real estate) (since 2001);
(1944)                        Trustee of John Hancock Funds (since 2005).

(1) Because JHF III does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

Non-Independent Trustee

                                                                                                        Number of
                                                                                                      Funds in Fund
                                                                                                         Complex
                                                                                                       Overseen by
Name, Address and             Principal Occupation(s) and other                    Year of               Trustee
Year of Birth                 Directorships during the Past Five Years             Election (1)
-------------------           --------------------------------------------------   ------------       -------------
James R. Boyle (2)            Chairman and Director, John Hancock Advisers, LLC,   Trustee                 262
601 Congress Street           The Berkeley Financial Group, LLC  (holding          (since 2005)
Boston, MA  02210             company) and John Hancock Funds, LLC.; President,
Born:  1959                   John Hancock Annuities; Executive Vice President,
                              John Hancock Life Insurance Company (since June,
                              2004); President U.S. Annuities; Senior Vice
                              President, The Manufacturers Life Insurance
                              Company (U.S.A) (prior to 2004).

(1) Because JHF III does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

(2) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Principle Officers who are not Trustees

                                                                                                        Number of
                                                                                                      Funds in Fund
                                                                                                         Complex
                                                                                                       Overseen by
Name, Address and             Principal Occupation(s) and other                    Year of               Trustee
Year of Birth                 Directorships during the Past Five Years             Election
-------------------           --------------------------------------------------   ------------       -------------
Keith Hartstein (1)           Senior Vice President, Manulife Financial            President               N/A
601 Congress Street           Corporation (since 2004); Director,                  (since 2005)
Boston, MA  02210             President and Chief Executive Officer, the
Born: 1956                    Adviser, The Berkeley Group, John Hancock
                              Funds, LLC (since 2005); Director, MFC
                              Global Investment Management (U.S.), LLC
                              ("MFC Global (U.S.)") (since 2005);
                              Director, John Hancock Signature Services,
                              Inc. (since 2005); President and Chief
                              Executive Officer, John Hancock Investment
                              Management Services, LLC (since 2006);
                              President and Chief Executive Officer,
                              John Hancock Funds II, John Hancock Funds
                              III, and John Hancock Trust; Director,
                              Chairman and President, NM Capital
                              Management, Inc. (since 2005); Chairman,
                              Investment Company Institute Sales Force
                              Marketing Committee (since 2003);
                              Director, President and Chief Executive
                              Officer, MFC Global (U.S.) (2005-2006);
                              Executive Vice President, John Hancock
                              Funds, LLC (until 2005).

John Vrysen (1)               Executive Vice President and Chief                   Chief Financial         N/A
601 Congress Street           Financial Officer, John Hancock Funds,               Officer
Boston, MA  02210             LLC, July 2005 to present;  Senior Vice              (since 2005)
Born: 1955                    President and General Manager, Fixed
                              Annuities, John Hancock Financial
                              Services, September 2004 to July 2005;
                              Executive Vice President, Operations,
                              Manulife Wood Logan, July 2000 to
                              September 2004.

Francis V. Knox, Jr. (1)      Vice President and Chief Compliance                  Chief                   N/A
601 Congress Street           Officer, John Hancock Investment                     Compliance
Boston, MA  02210             Management Services, LLC, the Adviser and            Officer
Born:  1947                   MFC Global (U.S.) (since 2005); Chief                (Since 2005)
                              Compliance Officer, John Hancock Funds,
                              John Hancock Funds II, John Hancock Funds
                              III and John Hancock Trust (since 2005);
                              Vice President and Assistant Treasurer,
                              Fidelity Group of Funds (until 2004); Vice
                              President and Ethics & Compliance Officer,
                              Fidelity Investments (until 2001).

Gordon Shone (1)              Treasurer, John Hancock Funds (since                 Treasurer               N/A
601 Congress Street           2006); John Hancock Funds II, John Hancock           (Since 2005)
Boston, MA  02210             Funds III and John Hancock Trust (since
Born: 1956                    2005); Vice President and Chief Financial
                              Officer, John Hancock Trust (2003-2005);
                              Senior Vice President, John Hancock Life
                              Insurance Company (U.S.A.) (since 2001);
                              Vice President, John Hancock Investment
                              Management Services, Inc. and John Hancock
                              Advisers, LLC (since 2006), The
                              Manufacturers Life Insurance Company
                              (U.S.A.) (1998 to 2000).

Thomas M. Kinzler (1)         Vice President and Counsel for John                  Secretary and           N/A
601 Congress Street           Hancock Life Insurance Company (U.S.A.)              Chief Legal
Boston, MA  02110             (since 2006); Secretary and Chief Legal              Officer
Born:  1955                   Officer, John Hancock Funds, John Hancock            (since 2006)
                              Funds II, John Hancock Funds III and John
                              Hancock Trust (since 2006); Vice President
                              and Associate General Counsel for
                              Massachusetts Mutual Life Insurance
                              Company (1999-2006); Secretary and Chief
                              Legal Counsel for MML Series Investment
                              Fund (2000-2006); Secretary and Chief
                              Legal Counsel for MassMutual Institutional
                              Funds (2000-2004); Secretary and Chief
                              Legal Counsel for MassMutual Select Funds
                              and MassMutual Premier Funds (2004-2006).

(1)  Affiliated with the investment adviser.

At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees; (ii) a Nominating and Governance Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees; and (iv) three Investment Committees, each composed solely of Independent Trustees. The Audit Committee is responsible for the review of internal and external accounting and auditing procedures of JHF III and, among other things, the consideration and selection of independent accountants for the JHF III, approval of all significant services proposed to be performed by its independent accountants and consideration of the possible effect of such services on the auditors' independence. The Nominating and Governance Committee is responsible for consideration and nomination of Independent Trustee candidates. Nominations should be forwarded to the attention of the Secretary of JHF III at 601 Congress Street, Boston, MA 02210. The Compliance Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to JHF III. Each Investment Committee reviews investment matters relating to a particular group of Funds. For the period ended December 31, 2006, the Audit Committee, Compliance Committee and each of the Investment Committees held four meeting; the Nominating Committee held one meeting.

Compensation of Trustees and Officers

The following table provides information regarding the compensation paid by JHF III and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of JHF III for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board chairman receives a $10,000 annual retainer. JHF III does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to JHF III pursuant to the Advisory Agreement described below and receives no compensation from JHF III. The other named officers receive no compensation from JHF III, and are compensated by the Adviser and/or affiliates for their services. The officers of JHF III may spend only a portion of their time on the affairs of JHF III.

                             Compensation Table (1)

                                                            Total Compensation from JHF III
                                                               and the John Hancock Fund
Independent Trustees       Total Compensation from JHF III           Complex (2)(3)
James F. Carlin                          $0                             $10,250

Richard P. Chapman, Jr.                  $0                             $11,000

William H. Cunningham                   $134                            $21,750

Ronald R. Dion                           $0                             $80,250

Charles L. Ladner                       $134                            $22,250

John A. Moore                            $0                             $20,750

Patti McGill Peterson                    $0                             $11,000

Steven R. Pruchansky                     $0                             $20,250

(1) Compensation received for services as Trustee or officer. JHF III does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF III does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Total compensation paid by the John Hancock Fund Complex includes all funds in the John Hancock family of funds. Information is from June 12, 2006 to October 31, 2006, for 252 funds of 31 trusts in the fund complex.

(3) As of October 31, 2006, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $160,687, Mr. Dion was $529,053, Mr. Ladner was $82,144, Ms. Peterson was $65,320 and Mr. Pruchansky was $117,039 under the Plan.

Trustee Ownership of Shares of the Funds

     JHF III commenced operations on June 12, 2006, and none of the Trustees of JHF III beneficially owned any shares of the Funds as of that date. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all Funds in the John Hancock Fund Complex overseen by the Trustee as of October 31, 2006.

                                  Dollar Range of Equity Securities      Aggregate Dollar Range of Holdings
                                  owned in JHF III                       in Funds of the John Hancock Funds
Name of Trustee                                                          Complex Overseen by Trustee
Independent Trustees
James F. Carlin                                    --                              $50,001-$100,000

Richard P. Chapman, Jr.                            --                             $100,001-$500,000

William H. Cunningham                              --                            $100,001-$500,000(1)

Ronald R. Dion                                     --                           $500,001-$1,000,000(1)

Charles L. Ladner                                  --                            $50,001-$100,000(1)

John A. Moore                                      --                             $100,001-$500,000

Patti McGill Peterson                              --                            $100,001-$500,000(1)

Steven R. Pruchansky                               --                            $100,001-$500,000(1)

Interested Trustee
James Boyle                                        --                                     --

(1) JHF III does not participate in the Plan. Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the Funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be greater.

All of the officers listed are officers or employees of the Adviser and/or affiliated with the Adviser. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.